24. EMPLOYEE BENEFITS (Details 5)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details 5Abstract
Retirement rate	0.71%	0.71%	0.70%
Mortality rate	RV-2014	RV-2014	RV-2009
Salary increase rate	1.61%	1.61%	4.84%
Future permanence	8.51	8.51	8.37
Discount rate	1.71%	1.71%	4.29%